Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses
Professional and consulting fees	$ 67	$ 67	$ 92
Accrued transaction costs	128
Other	14	5	16
Total accounts payable and accrued expenses	$ 209	$ 72	$ 108